Short term investments (Details) - BRL (R$) R$ in Millions	Mar. 31, 2018	Dec. 31, 2017
Short term investments
Other short-term investments	R$ 50.3	R$ 57.3
Investment funds	577.4	978.8
Total short-term investments	R$ 627.7	R$ 1,036.1
CDI - Interbank Deposit Certificate rate
Short term investments
Accumulated average interest rate of debentures	102.80%